CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ₪ in Thousands, $ in Thousands		Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)
Current assets
Cash and cash equivalents | ₪		₪ 195,718		₪ 201,822
Financial assets at fair value through profit or loss | ₪		154,090		154,700
Loans to others | ₪				18,707
Trade receivables, Net | ₪		134,017		131,301
Other receivables and prepaid expenses | ₪		4,939		6,667
Inventories | ₪		59,528		59,514
Current tax assets | ₪		5,780		3,965
Total current assets | ₪		554,072		576,676
Non-current assets
Property, plant, and equipment | ₪		87,245		83,105
Less-accumulated depreciation | ₪		48,431		46,460
Property, plant and equipment. net | ₪		38,814		36,645
Right of use asset | ₪		4,088		2,866
Financial assets at fair value through profit or loss | ₪		31,056		13,700
Goodwill | ₪		36		36
Total non-current assets | ₪		73,994		53,247
Total assets | ₪		628,066		629,923
Current liabilities
Current maturities of lease liabilities | ₪		1,136		1,393
Trade payables | ₪		20,386		23,474
Employees Benefits | ₪		3,442		3,437
Financial liabilities at fair value through profit or loss | ₪		13,960
Other payables and accrued expenses | ₪		11,216		11,611
Total current liabilities | ₪		50,140		39,915
Non-current liabilities
Lease liabilities | ₪		3,062		1,592
Deferred taxes | ₪		2,017		768
Retirement benefit obligation | ₪		1,615		1,905
Total non-current liabilities | ₪		6,694		4,265
Shareholders' equity
Share capital | ₪		1,490		1,490
Additional paid in capital | ₪		170,760		170,760
Capital fund | ₪		247		247
Treasury shares | ₪		(628)		(628)
Retained earnings | ₪		400,322		415,196
Re-measurement of the net liability in respect of defined benefit | ₪		(959)		(1,322)
Equity attributable to Shareholders' of the Company | ₪		571,232		585,743
Total equity and liabilities | ₪		₪ 628,066		₪ 629,923
US Dollars [Member]
Current assets
Cash and cash equivalents | $	[1]		$ 62,932
Financial assets at fair value through profit or loss | $	[1]		49,546
Loans to others | $	[1]
Trade receivables, Net | $	[1]		43,092
Other receivables and prepaid expenses | $	[1]		1,588
Inventories | $	[1]		19,141
Current tax assets | $	[1]		1,859
Total current assets | $	[1]		178,158
Non-current assets
Property, plant, and equipment | $	[1]		28,053
Less-accumulated depreciation | $	[1]		15,573
Property, plant and equipment. net | $	[1]		12,480
Right of use asset | $	[1]		1,314
Financial assets at fair value through profit or loss | $	[1]		9,986
Goodwill | $	[1]		12
Total non-current assets | $	[1]		23,792
Total assets | $	[1]		201,950
Current liabilities
Current maturities of lease liabilities | $	[1]		365
Trade payables | $	[1]		6,555
Employees Benefits | $	[1]		1,107
Financial liabilities at fair value through profit or loss | $	[1]		4,489
Other payables and accrued expenses | $	[1]		3,606
Total current liabilities | $	[1]		16,122
Non-current liabilities
Lease liabilities | $	[1]		985
Deferred taxes | $	[1]		648
Retirement benefit obligation | $	[1]		519
Total non-current liabilities | $	[1]		2,152
Shareholders' equity
Share capital | $	[1]		479
Additional paid in capital | $	[1]		54,907
Capital fund | $	[1]		79
Treasury shares | $	[1]		(202)
Retained earnings | $	[1]		128,721
Re-measurement of the net liability in respect of defined benefit | $	[1]		(308)
Equity attributable to Shareholders' of the Company | $	[1]		183,676
Total equity and liabilities | $	[1]		$ 201,950

[1]	Convenience Translation into US Dollars.